Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Supplement [Text Block]	dbxetf_SupplementTextBlock

March 9, 2017

DBX ETF TRUST

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated December 30, 2016

Effective March 9, 2017, DBX Advisors LLC (the “Adviser”) has adopted a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.25
Other Expenses	None
Total Annual Fund Operating Expenses	0.25
Fee Waiver and/or Expense Reimbursement*	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver	0.19

* The Adviser has agreed, until March 9, 2018, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.19% of the Fund’s average daily net assets. This fee waiver may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$19	$74	$135	$312

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

March 9, 2017

DBX ETF TRUST

Deutsche X-trackers Russell 1000 Comprehensive Factor ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated December 30, 2016

Effective March 9, 2017, DBX Advisors LLC (the “Adviser”) has adopted a fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.25
Other Expenses	None
Total Annual Fund Operating Expenses	0.25
Fee Waiver and/or Expense Reimbursement*	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver	0.19

* The Adviser has agreed, until March 9, 2018, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.19% of the Fund’s average daily net assets. This fee waiver may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Deutsche X-trackers Russell 1000 Comprehensive Factor ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$19	$74	$135	$312

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 9, 2018
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF | Deutsche X-trackers Russell 1000 Comprehensive Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.19%
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	74
5 Years	rr_ExpenseExampleYear05	135
10 Years	rr_ExpenseExampleYear10	$ 312

[1]	The Adviser has agreed, until March 9, 2018, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.19% of the Fund's average daily net assets. This fee waiver may only be terminated by the Fund's Board (and may not be terminated by the Adviser) prior to that time.